Share-Based Payment Arrangements - Summary Of Company's Obligation To Issue Shares On The Vesting Of RSUs (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Balance – Beginning of period	222,222	151,790
Granted	73,164	123,797
Exercised | shares	(71,190)	(35,877)
Forfeited	(7,074)	(3,332)
Withheld	(8,448)	(14,156)
Balance – Ending of period	208,674	222,222	151,790
Exercisable	115,468	33,516
Restricted Share Units [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Balance – Beginning of period		151,790	101,778
Granted			71,640
Exercised | shares			(11,905)
Forfeited			(9,723)
Balance – Ending of period			151,790
Exercisable			32,036